Stockpiles and ore on leach pads, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current portion -
Stockpiles	$ 23,769	$ 35,065
Ore on leach pads	139,991	106,931
Net realizable value adjustment (b)	(28,837)	(41,403)
Current ore stockpiles	134,923	100,593
Non-current portion -
Stockpiles	35,888	41,814
Ore on leach pads	88,223	144,688
Net realizable value adjustment (b)	(19,088)	(47,724)
Non-current ore stockpiles	$ 105,023	$ 138,778